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                       MEDICAL RESEARCH INVESTMENT FUND, INC.

                                    CERTIFICATION


          The undersigned, Vice President of Medical Research Investment Fund, Inc., a Maryland corporation (the "Fund"), hereby certifies that:

          (a)  The form of Prospectus and Statement of Additional
               Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 14 to the Registration Statement of the Fund.

          (b)  The text of Post-Effective Amendment No. 14 to the
               Registration Statement of the Fund has been filed electronically.

          IN WITNESS WHEREOF, the undersigned has signed and delivered this Certification as of the 16th day of January, 1996.



                                /s/EDWARD L. JAROSKI
                                --------------------------------
                                Edward L. Jaroski
                                Vice President